As Filed with the Securities and Exchange Commission on May 13, 2014

File Nos. 333-60789 and 811-08941

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 52	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. #55	☒

THE VANTAGEPOINT FUNDS

(Exact Name of Registrant as Specified in Charter)

777 North Capitol Street, NE Ste 600,

Washington, DC 20002-4240

(Address of Principal Executive Offices) (Zip Code)

(202) 962-4600

(Registrant’s Telephone Number, including Area Code)

Angela Montez, Secretary

777 North Capitol Street, N.E., Ste. 600

Washington, DC 20002

(Name and Address of Agent for Service of Process)

With Copies to:

Kathryn B. McGrath, Esq. Senior Vice President and General Counsel ICMA - Retirement Corporation 777 North Capitol Street, N.E. Ste 600 Washington, DC 20002	Amy W. Pershkow, Esq. Mayer Brown LLP 1999 K Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on ( ) pursuant to paragraph (b) of rule 485*
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on ( ) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

The Registrant is filing this Post-Effective Amendment No 52 to the Registration Statement of The Vantagepoint Funds (the “Fund”) is for the sole purpose of submitting the XBRL exhibit for the risk/return summary for each series of the Fund first provided in Post-Effective Amendment No. 51 to the Fund’s registration statement, which was effective May 1, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 52 to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, the District of Columbia on the 12th day of May 2014.

THE VANTAGEPOINT FUNDS

/s/ Joan W. McCallen
Joan W. McCallen, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Joan W. McCallen Joan W. McCallen	President	May 12, 2014

/s/ Elizabeth S. Glista Elizabeth S. Glista	Treasurer and Chief Financial Officer	May 12, 2014

* George M. Chamberlain, Jr.	Director	May 12, 2014

* Dorothy D. Hayes	Director	May 12, 2014

* David R. Mora	Director	May 12, 2014

* Takashi B. Moriuchi	Director	May 12, 2014

* Timothy M. O’Brien	Director	May 12, 2014

* JoAnn H. Price	Director	May 12, 2014

* Harold Singleton III	Director	May 12, 2014

*By	/s/ Angela C. Montez
Angela C. Montez Attorney-in-Fact

Exhibit Index

Post-Effective Amendment #52

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase